Concentration Risks (Tables)	6 Months Ended
Sep. 30, 2025
Concentration Risks [Abstract]
Schedule of Major Distributors

Major distributors that make up 10% or more of revenue are as below:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Customer A	$870,582	$	*
Customer B	860,436		*
Customer C	843,842		*
Customer D	731,504		*
Customer E	714,957		*
Total revenue	$7,137,140		$11,091,189

*	The revenue of this customer is not over 10% of total revenue of the Company.

Major suppliers that make up 10% or more of purchases are as below:

	Six Months ended September 30, 2025		Six Months ended September 30, 2024
Supplier A	$	*	$1,496,978
Supplier B		1,805,035	1,186,230
Supplier C		926,187	*
Total purchase		$6,206,376	$9,185,586

*	The purchase from this supplier is not over 10% of total purchase of the Company.